Employee Post-retirement Benefits - Components of Net Periodic Benefit Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Postemployment Benefits [Abstract]
Service cost	$ 2
Interest cost	1
Expected return on plan assets	(2)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	$ 1